Investments in Financial Instruments - Additional Information (Details) $ in Thousands, $ in Millions	1 Months Ended		6 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 MXN ($)	Jun. 30, 2021 MXN ($)
Investments in Financial Instruments
Fair value amount of Open Ended Fund	$ 10.0	$ 258,956
Cash proceeds from disposition in the aggregate amount			$ 1,755,415